Related Party Transactions	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2019
Related Party Transactions [Abstract]
Related Party Transactions

Note 6 — Related Party Transactions

In addition to the agreements discussed in Note 4, in August 2018, the Company entered into services agreements (the “Services Agreements”) with RSI and RSG, under which RSI and RSG agreed to provide services related to development, administrative and financial activities to the Company during its formative period. Under each Services Agreement, the Company will pay or reimburse RSI or RSG, as applicable, for any expenses it, or third parties acting on its behalf, incurs for the Company. For any general and administrative and research and development activities performed by RSI or RSG employees, RSI or RSG, as applicable, will charge back the employee compensation expense plus a pre-determined mark-up. RSI and RSG also provided such services prior to the formalization of the Services Agreements, and such costs have been recognized by the Company in the period in which the services were rendered. Employee compensation expense, inclusive of base salary and fringe benefits, is determined based upon the relative percentage of time utilized on Company matters. All other costs will be billed back at cost. The term of the Services Agreements will continue until terminated by the Company, RSI or RSG, as applicable, upon 90 days’ written notice. The condensed combined and consolidated financial statements also include third-party expenses that have been paid by RSI, RSG and RSL since the inception of the Company. Total expense, inclusive of base salary, fringe benefits and stock-based compensation, is proportionately allocated to the Company based upon the relative percentage of time utilized on the Company’s matters. For the three and nine months ended December 31, 2019, the Company was charged $0.4 million and $1.0 million, respectively, by RSI, RSG and RSL of which $0.3 million and $0.9 million, respectively, were treated as capital contributions and $0.1 million and $0.2 million, respectively, were treated as amounts due to Roivant Sciences Ltd. in the accompanying condensed combined and consolidated financial statements. For the three and nine months ended December 31, 2018, the Company was charged $0.6 million and $2.0 million, respectively, by RSI, RSG and RSL which were treated as capital contributions in the accompanying condensed combined and consolidated financial statements.

On June 11, 2019, the Company entered into an interest-free promissory note payable with RSL in the amount of $5.0 million (the “June Promissory Note”). The June Promissory Note was due and payable at the earlier of December 12, 2019 or upon demand by RSL. Subsequently, on August 7, 2019, the Company replaced the June Promissory Note and entered into a convertible promissory note with RSL in the amount of $5.0 million (the “RSL Convertible Promissory Note”) under the same terms as other convertible promissory notes entered into with RTW Master Fund, Ltd. and RTW Innovation Master Fund, Ltd. (the “RTW Entities”) (see Note 11). On September 26, 2019, $2.5 million principal amount of the RSL Convertible Promissory Note was prepaid and the accrued interest on such principal amount was forgiven, bringing the principal balance of the RSL Convertible Promissory Note to $2.5 million. Immediately prior to the closing of the Business Combination, the remaining $2.5 million principal balance of the RSL Convertible Promissory note was automatically converted into an aggregate of 511,178 ISL Shares, which were then exchanged for an aggregate of 250,000 shares of the Company’s common stock upon the closing of the Business Combination. In accordance with the terms of the RSL Convertible Promissory Note, all interest on the RSL Convertible Promissory Note was waived and cancelled immediately prior to the closing of the Business Combination and recorded in additional paid-in capital upon conversion of the underlying note.

On July 17, 2019, the Company entered into an interest-free promissory note payable with RSL in the amount of $2.9 million (the “July Promissory Note”). The July Promissory Note has a 180-day term and is payable on demand upon the expiration of the term. The July Promissory Note along with $0.2 million other payables due to RSL are included in amounts due to Roivant Sciences Ltd. in the accompanying condensed combined and consolidated balance sheet as of December 31, 2019.

Note 5 — Related Party Transactions

In addition to the agreements discussed in Note 3, in August 2018, the Company entered into services agreements (the “Services Agreements”) with RSI and RSG, under which RSI and RSG agreed to provide services related to development, administrative and financial activities to the Company during its formative period. Under each Services Agreement, the Company will pay or reimburse RSI or RSG, as applicable, for any expenses it, or third parties acting on its behalf, incurs for the Company. For any general and administrative and research and development activities performed by RSI or RSG employees, RSI or RSG, as applicable, will charge back the employee compensation expense plus a pre-determined markup. RSI and RSG also provided such services prior to the formalization of the Services Agreements, and such costs have been recognized by the Company in the period in which the services were rendered. Employee compensation expense, inclusive of base salary and fringe benefits, is determined based upon the relative percentage of time utilized on Company matters. All other costs will be billed back at cost. The term of the Services Agreements will continue until terminated by us or RSI or RSG, as applicable, upon 90 days’ written notice. The combined and consolidated financial statements also include third-party expenses that have been paid by RSI, RSG and RSL since the inception of the Company. Total expense, inclusive of base salary, fringe benefits and share-based compensation, is proportionately allocated to the Company based upon the relative percentage of time utilized on the Company’s matters. From the inception of the Company through March 31, 2019 the Company was charged $2,270,961 by RSI, RSG and RSL which $2,230,398 and $40,563 were treated as deemed capital contributions and amounts due to Roivant Sciences Ltd. in the accompanying combined and consolidated financial statements, respectively.